Non-Current Liabilities - Other	12 Months Ended
Jun. 30, 2026
Non-current liabilities [abstract]
Non-Current Liabilities - Other
NOTE 18. NON-CURRENT LIABILITIES — OTHER

Other non-current liabilities	June 30, 2026 A$	June 30, 2025 A$
Accruals*	6,461,083	—

	6,461,083	—

*
These accruals relate solely to expenditures fully incurred as at June 30, 2026 and relate to contract manufacturing activities with a third party vendor. The Group has agreed with this third party vendor to utilize the deferred payment option under their contractual agreement with extended payment terms of up to 30 months with contractual interest rate of 5% per annum from the date of receipt of supplier invoice.